Intangible Assets, Net	6 Months Ended
Jun. 30, 2021
Goodwill And Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
17.	Intangible assets, net

(In thousands)	Carrying amount	Accumulated amortization	Net carrying amount
December 31, 2020
Purchased software	1,089	(203)	886
Trademarks	121	(62)	59
Licensed copyrights	179	(85)	94
Intangible assets	1,389	(350)	1,039

(In thousands)	Carrying amount	Accumulated amortization	Net carrying amount
June 30, 2021
Purchased software	1,113	(261)	852
Trademarks	122	(68)	54
Licensed copyrights	180	(94)	86
Intangible assets	1,415	(423)	992

Amortization expenses recognized for the the six months ended June 30, 2020 and 2021 were US$42 thousands and US$70 thousands, respectively.